Loans Receivable and Allowance for Loan Losses - Troubled Debt Restructurings by Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2015 SecurityLoan	Mar. 31, 2014 SecurityLoan
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Financing Receivable Modifications [Line Items]
Number of Loans	2
Pre-restructuring Outstanding Recorded Investment	$ 269
Post-restructuring Outstanding Recorded Investment	274
Charge-off Recorded Upon Restructuring	7
Real Estate [Member] | Multi-Family Real Estate [Member]
Financing Receivable Modifications [Line Items]
Number of Loans		1
Pre-restructuring Outstanding Recorded Investment		237
Post-restructuring Outstanding Recorded Investment		210
Charge-off Recorded Upon Restructuring		27
Consumer [Member] | Second Mortgage [Member]
Financing Receivable Modifications [Line Items]
Number of Loans	1
Pre-restructuring Outstanding Recorded Investment	13
Post-restructuring Outstanding Recorded Investment	$ 13